Credit Quality Information On Pawn Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Credit Quality Information On Pawn Loans [Abstract]
Credit Quality Information On Pawn Loans

3. Credit Quality Information on Pawn Loans

The Company manages its pawn loan portfolio by monitoring the type and adequacy of collateral compared to historical gross profit margins. If a pawn loan defaults, the Company relies on the disposition of pawned property to recover the principal amount of an unpaid pawn loan, plus a yield on the investment, because the Company's pawn loans are non-recourse against the customer. In addition, the customer's creditworthiness does not affect the Company's financial position or results of operations. Generally, forfeited merchandise has historically sold for an amount in excess of the cost of goods sold (which is the lower of cost, or the cost basis in the loan or amount paid for purchased merchandise, or fair value). Goods pledged to secure pawn loans are tangible personal property items such as jewelry, tools, televisions and other electronics, musical instruments and other miscellaneous items. A pawn loan is considered delinquent if the customer does not repay or, where allowed by law, renew or extend the loan on or prior to its contractual maturity date plus any applicable grace period. Pawn loan fees and service charges do not accrue on delinquent pawn loans. When a pawn loan is considered delinquent, any accrued pawn loan fees and service charges are reversed and no additional pawn loan fees and service charges are accrued. As of September 30, 2013 and 2012 and December 31, 2012, the Company had current pawn loans outstanding of $245.5 million, $246.0 million and $235.3 million, respectively, and delinquent pawn loans outstanding of $8.2 million, $8.1 million and $9.3 million, respectively.

5. Credit Quality Information on Pawn Loans

The Company manages its pawn loan portfolio by monitoring the type and adequacy of collateral compared to historical gross profit margins. If a pawn loan defaults, the Company relies on the disposition of pawned property to recover the principal amount of an unpaid pawn loan, plus a yield on the investment, because the Company's pawn loans are non-recourse against the customer. In addition, the customer's creditworthiness does not affect the Company's financial position or results of operations. Generally, forfeited merchandise has historically sold for an amount in excess of the cost of goods sold (which is the lower of cost, or the cost basis in the loan or amount paid for purchased merchandise, or fair value). Goods pledged to secure pawn loans are tangible personal property items such as jewelry, tools, televisions and other electronics, musical instruments and other miscellaneous items. A pawn loan is considered delinquent if the customer does not repay or, where allowed by law, renew or extend the loan on or prior to its contractual maturity date plus any applicable grace period. Pawn loan fees and service charges do not accrue on delinquent pawn loans. When a pawn loan is considered delinquent, any accrued pawn loan fees and service charges are reversed and no additional pawn loan fees and service charges are accrued. As of December 31, 2012 and 2011, the Company had current pawn loans outstanding of $235.3 million and $248.4 million, respectively, and delinquent pawn loans outstanding of $9.3 million and $5.1 million, respectively.